Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collateral required on Residential real estate loan, lower limit	65.00%
Collateral required on Residential real estate loan, upper limit	80.00%
Draw period for credit line products	10
Other U.S. loans and non-U.S. loans, short duration advances	$ 1,300,000,000	$ 1,500,000,000
Demand deposits	104,100,000	224,700,000
Loans held for sale	0	11,700,000
Interest income that would have been recorded for nonperforming loans	10,600,000	11,600,000	15,400,000
Undrawn loan commitments and standby letters of credit	3,400,000	2,100,000
Total Loans and Leases	29,385,500,000	29,504,500,000
First Lien
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held by Northern trust	87.00%	86.00%
Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity credit lines	2,000,000,000	2,300,000,000
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans and Leases	72,700,000	49,800,000
Performing Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans and Leases	89,800,000	74,700,000
Re-Defaulted
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number loans modified in troubled debt restructurings in the previous 12 months which became nonperforming	0
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collateral required on Residential real estate loan, lower limit	65.00%
Collateral required on Residential real estate loan, upper limit	80.00%
Residential Real Estate | Re-Defaulted
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number loans modified in troubled debt restructurings in the previous 12 months which became nonperforming		3
Recorded Investment		128,100
Unpaid Principal Balance		$ 129,300